Acquisitions (Summary Of Pro Forma Information) (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Business Acquisition [Line Items]
Pro forma revenues				$ 199,982
Pro forma income (loss)				$ (157,230)
Setanta [Member]
Business Acquisition [Line Items]
Pro forma revenues		$ 230,819	$ 146,664
Pro forma income (loss)		$ (16,188)	(119,455)
Contributed Wells [Member] | High Mesa [Member]
Business Acquisition [Line Items]
Pro forma revenues	$ 64,370		157,898
Pro forma income (loss)	$ (19,143)		$ (112,822)